ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
ASSETS HELD FOR SALE [Abstract]
Disclosure of Major Items of Assets and Liabilities Reclassified as Held for Sale
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2026	December 31, 2025
Assets
Cash and cash equivalents	$36	$6
Trade receivables and other current assets	11	9
Financial instrument assets	2	10
Equity-accounted investments	31	—
Property, plant and equipment, at fair value	2,654	441
Goodwill	25	—
Deferred income tax assets	1	—
Assets held for sale	$2,760	466
Liabilities
Current liabilities	$9	4
Non-recourse borrowings	752	133
Financial instrument liabilities	19	65
Deferred income tax liabilities	241	—
Provisions	1	8
Other long-term liabilities	9	10
Liabilities directly associated with assets held for sale	$1,031	$220